Offerings	Nov. 06, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, reserved for issuance pursuant to the 2020 Stock Plan
Amount Registered | shares	3,746,239
Proposed Maximum Offering Price per Unit	3.10
Maximum Aggregate Offering Price	$ 11,613,340.90
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,603.81
Offering Note	(A) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Common Stock ("Common Stock") of Evommune, Inc. (the "Registrant") that become issuable under the Registrant's 2020 Stock Plan (the "2020 Plan"), the Registrant's 2025 Equity Incentive Plan (the "2025 Plan"), the Registrant's 2025 Employee Stock Purchase Plan (the "2025 ESPP"), or certain stock appreciation rights granted outside of the 2020 Plan (the "SARs") by reason of any stock dividend, stock split, recapitalization or other similar transaction. (B) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) of the Securities Act. The proposed maximum aggregate offering price per share and proposed maximum aggregate offering price for the 3,746,239 shares of Common Stock reserved for issuance upon the exercise of outstanding stock options granted under the 2020 Plan are calculated using the weighted-average exercise price of $3.10 per share for such stock options. (C) Represents shares of Common Stock reserved for issuance upon the exercise of outstanding stock options granted under the 2020 Plan. No additional stock awards will be granted under the 2020 Plan. The shares of common stock reserved for issuance pursuant to such stock options will become available for issuance under the 2025 Plan to the extent any such shares (i) are not issued because such stock option or any portion thereof expires or otherwise terminates without all of the shares covered by such stock option having been issued, (ii) are not issued because such stock option or any portion thereof is settled in cash, (iii) are forfeited back to or repurchased by the Registrant because of the failure to meet a contingency or condition required for the vesting of such shares, (iv) are withheld or reacquired to satisfy the exercise, strike, or purchase price, or (v) are withheld or reacquired to satisfy a tax withholding obligation. See footnote 2(B) below.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, reserved for issuance pursuant to the 2025 Equity Incentive Plan
Amount Registered | shares	7,312,677
Proposed Maximum Offering Price per Unit	16.00
Maximum Aggregate Offering Price	$ 117,002,832.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 16,158.10
Offering Note	(A) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) of the Securities Act. The proposed maximum aggregate offering price per share and proposed maximum aggregate offering price are calculated on the basis of $16.00 per share (the "IPO Price", as set forth in the Registrant's registration statement on Form S-1 (File No. 333-289812), as amended (the "S-1 Registration Statement"), that became effective on November 5, 2025. (B) Represents 7,312,677 shares of Common Stock reserved for future grant under the 2025 Plan. The 2025 Plan provides that an additional number of shares will automatically be added annually to the shares authorized for issuance under the 2025 Plan on January 1st of each year, commencing on January 1, 2026 and ending on (and including) January 1, 2035, in an amount equal to five percent (5%) of the total number of shares of the Registrant's common stock equal to the sum of (i) the number of shares of the Registrant's common stock issued and outstanding, (ii) the total number of shares of the Registrant's common stock subject to pre-funded warrants (if any), and (iii) the total number of shares of the Registrant's common stock issuable upon the conversion of preferred stock (if any), on December 31 of the preceding year; provided, however, that the Registrant's board of directors may act prior to January 1st of a given year to provide that the increase for such year will be a lesser number of shares of Common Stock. This explanation is provided for information purposes only. The issuance of such additional shares is not being registered on this Registration Statement. In addition, to the extent that any stock options outstanding under the 2020 Plan expire, terminate prior to exercise or settlement, are not issued because the award is settled in cash, are forfeited because of the failure to vest, or are reacquired or withheld (or not issued) to satisfy a tax withholding obligation or the purchase or exercise price, the shares of common stock reserved for issuance pursuant to such stock options will become available for issuance under the 2025 Plan. See footnote 1(C) above.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, reserved for issuance pursuant to the 2025 Employee Stock Purchase Plan
Amount Registered | shares	300,000
Proposed Maximum Offering Price per Unit	13.60
Maximum Aggregate Offering Price	$ 4,080,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 563.45
Offering Note	(A) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) of the Securities Act. The proposed maximum aggregate offering price per share and proposed maximum aggregate offering price are calculated on the basis of the IPO Price, multiplied by 85%, which is the percentage of the price per share applicable to purchases under the 2025 ESPP. (B) Represents 300,000 shares of Common Stock reserved for future grant under the 2025 ESPP. The 2025 ESPP provides that an additional number of shares of Common Stock will automatically be added annually to the shares authorized for issuance under the 2025 ESPP on January 1st of each year, commencing on January 1, 2026 and ending on (and including) January 1, 2035, in an amount equal to the lesser of (i) one percent (1%) of the total number of shares of common stock of all classes issued and outstanding on December 31st of the preceding calendar year and (ii) 600,000 shares of Common Stock; provided, however, that the Registrant's board of directors may act prior to January 1st of a given year to provide that there will be no increase in the share reserve for such calendar year or that the increase for such year will be a lesser number of shares of Common Stock than would otherwise occur. This explanation is provided for information purposes only. The issuance of such additional shares is not being registered on this Registration Statement.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, reserved for issuance pursuant to the Non-Plan Based Stock Appreciation Rights
Amount Registered | shares	444,992
Proposed Maximum Offering Price per Unit	2.99
Maximum Aggregate Offering Price	$ 1,330,526.08
Fee Rate	0.01381%
Amount of Registration Fee	$ 183.75
Offering Note	(A) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) and Rule 457(c) of the Securities Act. The proposed maximum aggregate offering price per share and proposed maximum aggregate offering price for 444,992 shares of Common Stock reserved for issuance upon the vesting of outstanding SARs are calculated using the exercise price of $2.99 per share for such SARs.